Pensions, Other Post-employment Benefits and Employee Benefit Plans (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended									12 Months Ended
	Jun. 30, 2012 Pension Plans, Defined Benefit [Member]	Jun. 30, 2011 Pension Plans, Defined Benefit [Member]	Jun. 30, 2012 Pension Plans, Defined Benefit [Member]	Jun. 30, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Pension Plans, Defined Benefit [Member]	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jun. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jun. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2009 Other Postretirement Benefit Plans, Defined Benefit [Member]	Sep. 30, 2010 Automotive Segment [Member]	Jun. 30, 2010 Automotive Segment [Member]	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2010 Automotive Segment [Member]	Dec. 31, 2009 Automotive Segment [Member]	Dec. 31, 2011 Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Automotive Segment [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2010 Automotive Segment [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2009 Automotive Segment [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Railcar and Food Packaging [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Railcar and Food Packaging [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Railcar and Food Packaging [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Railcar and Food Packaging [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2010 Railcar and Food Packaging [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2009 Railcar and Food Packaging [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Equity securities [Member] Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Equity securities [Member] Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Fixed Income Investments [Member] Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Other Investments [Member] Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Insurance contracts [Member] Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Debt Securities [Member] Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 25 basis point decrease in discount rate [Member] Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 25 basis point decrease in discount rate [Member] Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 25 basis point decrease in discount rate [Member] Automotive Segment [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 25 basis point increase in discount rate [Member] Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 25 basis point increase in discount rate [Member] Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 25 basis point increase in discount rate [Member] Automotive Segment [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 25 basis point decrease in return on asset rate [Member] Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 25 basis point decrease in return on asset rate [Member] Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 25 basis point decrease in return on asset rate [Member] Automotive Segment [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 25 basis point increase in return on asset rate [Member] Automotive Segment [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 25 basis point increase in return on asset rate [Member] Automotive Segment [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 25 basis point increase in return on asset rate [Member] Automotive Segment [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 7,000,000	$ 7,000,000	$ 14,000,000	$ 14,000,000	$ 29,000,000	$ 30,000,000	$ 35,000,000	$ 0	$ 0	$ 0	$ 0	$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 2,000,000	$ 162,000,000				$ 19,000,000	$ 21,000,000		$ 9,000,000	$ 8,000,000		$ 1,000,000	$ 1,000,000		$ 1,000,000	$ 1,000,000		$ 0	$ 0
Interest Cost	20,000,000	20,000,000	41,000,000	42,000,000	83,000,000	85,000,000	90,000,000	4,000,000	5,000,000	8,000,000	10,000,000	18,000,000	21,000,000	31,000,000						58,000,000	61,000,000		17,000,000	16,000,000		18,000,000	21,000,000		8,000,000	8,000,000		0	0
Expected return on plan assets	(16,000,000)	(17,000,000)	(32,000,000)	(34,000,000)	(67,000,000)	(60,000,000)	(53,000,000)	0	0	0	0	0	0	0
Amortization of actuarial losses	9,000,000	7,000,000	19,000,000	13,000,000	26,000,000	27,000,000	32,000,000	0	0	0	0	1,000,000	0	(1,000,000)
Amortization of prior service credit	0	0	0	0	0	0	0	(4,000,000)	(4,000,000)	(8,000,000)	(8,000,000)	(16,000,000)	(12,000,000)	0
Settlement gain			(1,000,000)	0	0	(1,000,000)	(2,000,000)			0	0	(1,000,000)	(29,000,000)	0	(24,000,000)	(4,000,000)	(1,000,000)
Net periodic benefit cost	20,000,000	17,000,000	41,000,000	35,000,000	71,000,000	81,000,000	102,000,000	0	1,000,000	0	2,000,000	3,000,000	(19,000,000)	32,000,000
Benefit obligation																				1,227,000,000	1,151,000,000	1,071,000,000	362,000,000	352,000,000	352,000,000	350,000,000	366,000,000	506,000,000	178,000,000	165,000,000	158,000,000	0	0	0
Employee contributions																				0	0		0	0		0	1,000,000
Benefits paid																				(60,000,000)	(60,000,000)		(22,000,000)	(21,000,000)		(30,000,000)	(40,000,000)		(9,000,000)	(9,000,000)		0	0
Medicare subsidies received																				0	0		0	0		3,000,000	5,000,000
Plan amendments																				0	0		0	3,000,000		(4,000,000)	(164,000,000)
Actuarial gain (loss) and changes in actuarial assumptions																				59,000,000	59,000,000		21,000,000	13,000,000		(3,000,000)	33,000,000		13,000,000	7,000,000		0	0
Net transfers (out) in																				0	(1,000,000)		1,000,000	0		0	1,000,000
Currency translation																				0	0		(16,000,000)	(19,000,000)		(1,000,000)	2,000,000
Defined Benefit Plan, Fair value of plan assets																				670,000,000	662,000,000	590,000,000	48,000,000	48,000,000	45,000,000	0	0	0	114,000,000	116,000,000	108,000,000	0	0	0
Actual return on plan assets																				9,000,000	80,000,000		2,000,000	3,000,000		0	0		(1,000,000)	13,000,000		0	0
Defined Benefit Plan, Contributions by Employer																				64,000,000	57,000,000		23,000,000	22,000,000		27,000,000	34,000,000		8,000,000	4,000,000		0	0
Company contributions																	1,000,000
Expenses																				(5,000,000)	(5,000,000)		0	0		0	0
Currency translation																				0	0		(3,000,000)	(1,000,000)		0	0
Funded status of plan																					(557,000,000)	(489,000,000)		(314,000,000)	(304,000,000)		(350,000,000)	(366,000,000)		(64,000,000)	(49,000,000)		0	0
Net liability recognized																					(557,000,000)	(489,000,000)		(314,000,000)	(304,000,000)		(350,000,000)	(366,000,000)		(64,000,000)	(49,000,000)		0	0
Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts
Net actuarial loss																				415,000,000	328,000,000		36,000,000	20,000,000		41,000,000	45,000,000		(9,000,000)	(6,000,000)		1,000,000	1,000,000
Prior service cost (credit)																				0	1,000,000		3,000,000	3,000,000		(124,000,000)	(137,000,000)		0	0		2,000,000	3,000,000
Total recognized in accumulated other comprehensive loss, inclusive of tax impacts																				415,000,000	329,000,000		39,000,000	23,000,000		(83,000,000)	(92,000,000)		(9,000,000)	(6,000,000)		3,000,000	4,000,000
Reduction of pension contribution, funding relief																		25,000,000
Weighted-average Assumptions Used To Determine the Benefit Obligation [Abstract]
Discount rate																				4.50%	5.15%		4.69%	4.92%		4.45%	5.10%
Rate of compensation increase																				3.50%	3.50%		3.16%	3.18%		0.00%	0.00%
Weighted-average Assumptions Used To Determine Net Periodic Benefit Cost (Credit) [Abstract]
Discount rate																				5.15%	5.75%		4.92%	5.13%		5.10%	5.65%
Expected return on plan assets																				8.50%	8.50%		5.34%	5.64%		0.00%	0.00%
Rate of compensation increase																				3.50%	3.50%		3.18%	3.14%		0.00%	0.00%
Defined Benefit Plan, Actual Plan Asset Allocations																																			50.00%	5.00%	25.00%	25.00%	70.00%	25.00%
Percent of plan assets invested in actively managed investment funds																				87.00%
Defined benefit plans with projected benefit obligations in excess of plan assets, Projected benefit obligation																				1,227,000,000	1,151,000,000		359,000,000	348,000,000		350,000,000	366,000,000
Defined benefit plans with projected benefit obligations in excess of plan assets, Fair value of plan assets																				670,000,000	662,000,000		44,000,000	41,000,000		0	0
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets, Projected benefit obligation																				1,227,000,000	1,151,000,000		359,000,000	338,000,000
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets, Accumulated benefit obligation																				1,213,000,000	1,142,000,000		338,000,000	320,000,000
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets, Fair value of plan assets																				670,000,000	662,000,000		44,000,000	35,000,000
Accumulated benefit obligation																	1,554,000,000	1,471,000,000
Amount in accumulated other comprehensive loss expected to recognized as a component of net period benefit cost in the next year, amortization of actuarial losses																				34,000,000			1,000,000			1,000,000
Amount in accumulated other comprehensive loss expected to recognized as a component of net period benefit cost in the next year, amortization of prior service credit																				0			0			(16,000,000)
Total amount in accumulated other comprehensive loss expected to recognized as a component of net period benefit cost in the next year																				34,000,000			1,000,000			(15,000,000)
Defined benefit plan, Healthcare cost trend rate																	7.63%	0.80%
Defined benefit plan, Ultimate health care cost trend rate																	0.50%	0.50%
Defined benefit plan, Year ultimate health care cost trend rate reached																	2018	2018
Defined benefit plan, Drug cost trend rate																	8.94%	0.95%
Defined benefit plan, Effect of 100 basis point increase on service and interest cost components																	1,000,000
Defined benefit plan, Effect of 100 basis point increase on accumulated postretirement benefit obligation																	20,000,000
Defined benefit plan, Effect of 100 basis point decrease on service and interest cost components																	(1,000,000)
Defined benefit plan, Effect of 100 basis point decrease on accumulated postretirement benefit obligation																	(17,000,000)
Change in pension expense due to sensitivity of assumptions used to determine projected benefit obligation, next twelve months																																									2,000,000	0	1,000,000	(2,000,000)	0	(1,000,000)	2,000,000	0	0	(2,000,000)	0	0
Change in projected benefit obligation due to sensitivity of assumptions used to determine projected benefit obligation, next twelve months																																									28,000,000	10,000,000	8,000,000	(28,000,000)	(9,000,000)	(8,000,000)	0	0	0	0	0	0
Change in accumulated other comprehensive loss due to sensitivity of assumptions used to determine projected benefit obligation, next twelve months																																									(28,000,000)	(10,000,000)		28,000,000	9,000,000		0	0		0	0
Projected benefit payment from defined benefit plans [Abstract]
2012																				78,000,000			22,000,000			26,000,000
2013																				82,000,000			22,000,000			26,000,000
2014																				83,000,000			24,000,000			26,000,000
2015																				86,000,000			26,000,000			26,000,000
2016																				84,000,000			23,000,000			26,000,000
2017 - 2021																				461,000,000			127,000,000			120,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year																	127,000,000
Defined Contribution Plan, Cost Recognized																	25,000,000	23,000,000	20,000,000
Supplemental Unemployment Benefits, Other Postemployment																	36,000,000	42,000,000
Defined benefit plans, change in benefit obligation																													$ 0	$ 0		$ 0	$ 0